RELATED PARTY TRANSACTIONS - Additional Information (Detail) - USD ($)					3 Months Ended	5 Months Ended	9 Months Ended
	Oct. 15, 2021	Mar. 09, 2021	Mar. 08, 2021	Dec. 09, 2020	Dec. 31, 2020	Mar. 08, 2021	Sep. 30, 2021	Nov. 02, 2021	May 10, 2021	Mar. 31, 2021	Nov. 23, 2020
Related Party Transaction [Line Items]
Proceeds from sale of Private Placement Warrants							$ 6,860,057
Notes Payable, Related Parties, Current					$ 25,716		462,295
Due from Related Parties, Current							$ 215,653
Private Placement [Member]
Related Party Transaction [Line Items]
Payments to acquire restricted investments						$ 2,000,000
Number of warrants to purchase shares issued										3,500,000
Sponsor
Related Party Transaction [Line Items]
Monthly office space rent			$ 10,000		$ 10,000	$ 10,000
Pine Brook
Related Party Transaction [Line Items]
Related Party Transaction, Right to Repurchase Shares							1,875,000
Better
Related Party Transaction [Line Items]
Related Party Transaction, Right to Repurchase Shares							1,898,734
Novator Private Placement Share
Related Party Transaction [Line Items]
Number of warrants to purchase shares issued							3,500,000
Price of warrant							$ 10.00
Proceeds from sale of Private Placement Warrants							$ 35,000,000
Private Placement Warrants
Related Party Transaction [Line Items]
Number of warrants to purchase shares issued							4,266,667
Price of warrant							$ 1.50
Proceeds from sale of Private Placement Warrants							$ 6,400,000
Private Placement Warrants | Private Placement [Member]
Related Party Transaction [Line Items]
Number of warrants to purchase shares issued			4,266,667		4,266,667	4,266,667	4,266,667
Price of warrant					$ 1.50	$ 1.50	$ 1.50
Proceeds from sale of Private Placement Warrants						$ 6,400,000	$ 6,400,000
Private Placement Warrants | Subsequent Event
Related Party Transaction [Line Items]
Payments to acquire restricted investments		$ 2,000,000
Promissory Note from Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note				$ 300,000					$ 2,000,000		$ 300,000
Repayment of promissory note - related party			$ 113,869		$ 25,716
Principal amount of notes restated				$ 300,000
Debt Instrument Face Amount Aggregate Cap							5,000,000
Notes Payable, Related Parties, Current							462,295
Promissory Note from Related Party | Subsequent Event
Related Party Transaction [Line Items]
Debt Instrument Face Amount Aggregate Cap								$ 5,000,000
Related Party Loans
Related Party Transaction [Line Items]
Price of warrant					$ 1.50	$ 1.50
Loan conversion agreement warrant			$ 1,500,000		$ 1,500,000	$ 1,500,000
Director Services Agreement [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party							$ 19,726
Director Services Agreement [Member] | Subsequent Event
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 50,000
Related Party Transaction, Incremental Hourly Fee	$ 500